Property, plant and equipment, net - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,135.2	$ 2,022.9
Less: accumulated depreciation and amortization		(554.5)	(379.4)
Property, Plant and Equipment, Net	$ 1,524.3	1,580.7	1,643.5
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		10.6	10.6
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		986.1	938.2
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		882.8	842.2
Personal Property [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		186.8	140.2
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 68.9	$ 91.7